RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

South Salinas Project – Related Party

Upon its formation, the Company acquired from Trio LLC a majority working interest in the South Salinas Project and engaged the services of certain members of Trio LLC to manage the Company’s assets (see Note 1 and Note 6). Trio LLC operates the South Salinas Project on behalf of the Company, and as operator, conducts and has full control of the operations within the constraints of the Joint Operating Agreement, and acts in the capacity of an independent contractor. Trio LLC currently holds a 3.8% working interest in the South Salinas Project and the Company holds an 85.775% working interest. The Company provides funds to Trio LLC to develop and operate the assets in the South Salinas Project; such funds are classified in the short-term asset/liability section of the balance sheet as Advance to Operators/Due to Operators, respectively. As of October 31, 2024 and 2023, the balance of the Due to Operators account is $128,200 and $21,651, respectively.

McCool Ranch Oil Field Asset Purchase – Related Party

On October 16, 2023, the Company entered into the McCool Ranch Purchase Agreement with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project (see Note 6); the Assets are situated in what is known as the “Hangman Hollow Area” of the McCool Ranch Oil Field. The Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 to determine if it was capable of reasonably serving the produced water needs for the assets. With refurbishment successfully accomplished, the Company will pay an additional $400,000 per the McCool Ranch Purchase Agreement; to date, it has paid approximately $284,000 during the year for restarting production operations on the assets and has a liability of approximately $116,000 to Trio LLC as a payable – related party on the balance sheet as of October 31, 2024.

Restricted Stock Units (“RSUs”) issued to Directors

Pursuant to the 2022 Equity Incentive Plan (“the Plan”), on September 2, 2023, the Company issued an aggregate 21,250 shares of its $0.0001 par common stock to four outside directors with a fair value of $12.80 per share for a grant date value of $273,275. The shares, or RSUs, vested as of February 28, 2024.

On June 19, 2024, the Company agreed to award 50,000 restricted stock units to a newly appointed director under the Plan; as there were only 22,750 shares remaining for issuance under the Plan at that time, 22,500 RSUs were awarded immediately with a fair value of $6.00 per share for a grant date value of $134,550, with the remainder to be issued when the number of shares available under the Plan had been increased per shareholder approval. With regards to vesting, 25% of the RSUs vest six months after the date of issuance and the remaining RSUs will vest in equal amounts quarterly thereafter. As of October 31, 2024, remaining 27,500 units have been recorded at a fair value of $3.32 per share for a grant date value of $91,300 and for the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation for these awards in the amount of $30,651 and $0, respectively, within stock-based compensation expenses on the income statement, with $195,199 of unrecognized expense as of the period ended October 31, 2024.

On October 21, 2024, the Company agreed to award 12,500 restricted stock units to a newly appointed director under the Plan; the RSUs vest at a rate of 100% upon the six month anniversary of the commencement date and were recorded at a fair value of $3.13 per share for a grant date value of $39,125. Additionally, on October 21, 2024, the Company agreed to award an aggregate of 37,500 restricted stock units to current directors under the Plan; the RSUs vest at a rate of 100% upon the three month anniversary of the commencement date and were recorded at a fair value of $3.13 per share for an aggregate grant date value of $117,375. For the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation for these awards in the amount of $14,908 and $0, respectively, within stock-based compensation expenses on the income statement, with $141,592 of unrecognized expense as of the period ended October 31, 2024.

Restricted Shares issued to Executives and Employees

In February 2022, the Company entered into employment agreements with Frank Ingriselli (former Chief Executive Officer) and Greg Overholtzer (Chief Financial Officer or “CFO”) which, among other things, provided for the grant of restricted shares in the amounts of 50,000 and 5,000, respectively, pursuant to the Plan. Per the terms of the employee agreements, subject to continued employment, the restricted shares vest over a two-year period, under which 25% will vest upon the earlier of three months after the IPO or six months after the grant date. After this date, the remainder vest in equal tranches every six months until fully vested. As the Plan was not adopted until October 17, 2022, these shares will be recorded as of that date at a fair value of $5.88 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. As of October 31, 2022, the Company recorded 55,000 restricted shares at a fair value of $323,400, and for the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation of $155,498 and $161,700, respectively, within stock-based compensation expenses on the income statement, with no unrecognized expense as of October 31, 2024.

In May 2023, the Company entered into six employee agreements which, among other things, provided for the grant of an aggregate of 35,000 restricted shares pursuant to the Plan. Per the terms of the employee agreements, subject to continued employment, the restricted shares vest as follows: 25% of the shares vested five months after the issuance date, after which the remainder vest in equal tranches every six months until fully vested. The shares were recorded on the date of issuance at a fair value of $43.00 per share for an aggregate fair value of $1,505,000, and for the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation of $753,188 and $440,219, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $311,593 as of the period ended October 31, 2024.

On October 16, 2023, the Company and Michael L. Peterson entered into an employment agreement (the “Peterson Employment Agreement”), effective as of October 23, 2023, pursuant to which Mr. Peterson will serve as Chief Executive Officer of the Company, replacing Mr. Ingriselli. Pursuant to the Peterson Employment Agreement, Mr. Peterson will be paid an annual base salary of $350,000. In addition, Mr. Peterson is entitled to receive, subject to his continuing employment with the Company on the applicable date of the bonus payout, an annual target discretionary bonus of up to 100% of his annual base salary, payable at the discretion of the Compensation Committee of the Board based upon the Company’s and Mr. Peterson’s achievement of objectives and milestones to be determined on an annual basis by the Board.

Pursuant to the Peterson Employment Agreement, the Company issued Mr. Peterson a grant of 50,000 shares of restricted stock pursuant to the Company’s Omnibus Incentive Compensation Plan (the “Plan”) at a fair value of $5.40 per share for a grant date fair value of $271,000. The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement. On March 26, 2024, the Company borrowed $125,000 from Mr. Peterson (the “Peterson Loan”), in connection with which the Company delivered to Mr. Peterson an Unsecured Subordinated Promissory Note in the principal amount of $125,000 (the “Peterson Note”). As additional consideration for the Peterson Loan, the Company accelerated the vesting of 50,000 shares of restricted stock awarded to Mr. Peterson under the Company’s 2022 Equity Incentive Plan. For the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation of $267,659 and $3,341, respectively, within stock-based compensation expenses on the income statement, with no unrecognized expense as of the period ended October 31, 2024.

On the same date as Mr. Peterson’s resignation as the Company’s Chief Executive Officer on July 11, 2024, the Company and Mr. Peterson entered into a three-month consulting agreement, which includes a monthly cash fee of $10,000 and an award of 50,000 RSUs pursuant to the Plan. The RSUs were to be issued when the number of shares available under the Plan had been increased per shareholder approval and would vest sixty days after their issuance. As of October 31, 2024, the units have been recorded at a fair value of $3.32 per share for a grant date value of $166,000 and for the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation for the award in the amount of $97,967 and $0, respectively, within stock-based compensation expenses on the income statement, with $68,033 of unrecognized expense as of the period ended October 31, 2024.

On July 11, 2024, the Company entered into an employment agreement with Mr. Robin Ross, pursuant to which Mr. Ross will serve as Chief Executive Officer of the Company, replacing Mr. Peterson. Pursuant to the Ross Employment Agreement, Mr. Ross will be paid an annual base salary of $300,000. In addition, Mr. Peterson is entitled to receive, subject to his continuing employment with the Company on the applicable date of the bonus payout, an annual target discretionary bonus of up to 100% of his annual base salary, payable at the discretion of the Compensation Committee of the Board based upon the Company’s and Mr. Ross’ achievement of objectives and milestones to be determined on an annual basis by the Board. Pursuant to the Ross Employment Agreement, the Company awarded Mr. Ross 100,000 RSUs pursuant to the Plan; the RSUs were to be issued when the number of shares available under the Plan had been increased per shareholder approval and would vest at a rate of 25% at six months after the award was made to Mr. Ross, with the remainder vesting in equal tranches each three months thereafter. As of October 31, 2024, the units have been recorded at a fair value of $3.32 per share for a grant date value of $332,000 and for the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation for the award in the amount of $21,890 and $0, respectively, within stock-based compensation expenses on the income statement, with $310,110 of unrecognized expense as of the period ended October 31, 2024.

On October 21, 2024, the Company agreed to award 10,000 restricted stock units to its CFO under the Plan; the RSUs vest at a rate of 100% upon the six month anniversary of the commencement date and were recorded at a fair value of $3.13 per share for a grant date value of $31,300. For the years ended October 31, 2024 and 2023, the Company recognized stock-based compensation for the award in the amount of $1,720 and $0, respectively, within stock-based compensation expenses on the income statement, with $29,580 of unrecognized expense as of the period ended October 31, 2024.

Note Payable – Related Party

On March 26, 2024, the Company borrowed $125,000 from its former Chief Executive Officer, Michael L. Peterson, in connection with which the Company delivered to Mr. Peterson an Unsecured Subordinated Promissory Note in the principal amount of $125,000. The Note is payable on or before September 26, 2024 (the “Peterson Note Maturity Date”), upon which date the principal balance and interest accruable at a rate of 10% per annum is due and payable to Mr. Peterson by the Company. The Company may prepay the Peterson Note at any time prior to the Peterson Note Maturity Date, in whole or in part, without premium or penalty. The Company is also required to prepay the Peterson Note, in full, prior to the Peterson Note Maturity Date from the proceeds of any equity or debt financing received by the Company of at least $1,000,000. As additional consideration for the Peterson Loan, the Company accelerated the vesting of 50,000 shares of restricted stock awarded to Mr. Peterson under the Company’s 2022 Equity Incentive Plan. The Peterson Note also provides for acceleration of payment of the outstanding principal balance and all accrued and unpaid interest in the case of an Event of Default (as such term is defined in the Peterson Note), where there is either a payment default or a bankruptcy event.

On September 26, 2024 and October 28, 2024, the Company entered into the first and second amendments, respectively, to the Peterson Note; each amendment extended the maturity dates to October 28, 2024 and November 30, 2024, respectively, and added a $5,000 extension fee (per amendment) to the principal of the note. As of October 31, 2024, the Peterson Note has a principal balance of $135,000.